Basis of presentation	6 Months Ended
Jun. 30, 2011
Basis of presentation
Basis of presentation

3      Basis of presentation

Our condensed consolidated interim financial statements for the three-month periods ended June 30, 2011, March 31, 2011 and June 30, 2010 and for the six-month periods ended June 30, 2011 and 2010, prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), are unaudited. However, in our opinion, such condensed consolidated financial information includes all adjustments, consisting only of normal recurring adjustments, necessary for a fair statement of the results for interim periods. The results of operations for the three-month and six-month periods ended June 30, 2011, are not necessarily indicative of the actual results expected for the full fiscal year ending December 31, 2011.

This condensed consolidated interim financial statement should be read in conjunction with our audited consolidated financial statements as of and for the year ended December 31, 2010, prepared in accordance with US GAAP.

In preparing the condensed consolidated financial statements, we are required to use estimates to account for certain assets, liabilities, revenues and expenses. Our condensed consolidated financial statements therefore include various estimates concerning the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired and assumed in business combinations, income tax uncertainties, employee post-retirement benefits and other similar evaluations. Actual results may vary from our estimates.

Since December 2007, significant modifications have been made to (“Brazilian GAAP”) as part of a convergence project with International Financial Reporting Standards (“IFRS”) and as from December 31, 2010, the convergence was completed and therefore the (“IFRS”) is the accounting practice adopted in Brazil.  The Company does expect to continue the (“US GAAP”) reporting during 2011.

The Brazilian real is the parent Company’s functional currency. We have selected the US dollar as our reporting currency.

All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate).  All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account (“CTA”) in stockholders’ equity.

The results of operations and financial position of our entities that have a functional currency other than the US dollar have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders’ equity.

The exchange rates used to translate the assets and liabilities of the Brazilian operations at June 30, 2011 and December 31, 2010, were R$ 1.5611 and R$1.6662, respectively.